MERRILL LYNCH
FEDERAL
SECURITIES TRUST








FUND LOGO








Quarterly Report

May 31, 1997




Officers and Trustees
Arthur Zeikel, President and Trustee
Joe Grills, Trustee
Walter Mintz, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Teresa L. Giacino, Vice President
Jeffrey B. Hewson, Vice President
Gregory Mark Maunz, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863










This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and ther information herein are as dated and are subject to change.


Merrill Lynch
Federal Securities Trust
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH FEDERAL SECURITIES TRUST


DEAR SHAREHOLDER

Economic Environment
Federal Reserve Board (FRB) Chairman Alan Greenspan has indicated that the acceptable, or non-inflationary, level of economic growth is in the range of 2%--2.5%. With first-quarter 1997 gross domestic product (GDP) reported at 5.8%, three of the last four quarters were substantially above the targeted range. Although recent economic data indicates more moderate growth for the second quarter, it seems inevitable that economic growth for 1997 will end at the upper range of the band.

GDP growth is largely contingent on consumer spending, and real consumer spending rose 6.4% in the first quarter of 1997, the fastest pace in nine years. By comparison, consumer spending in 1996 was 2.6%. Behind consumer spending is the rise in consumer confidence to the highest level since 1969. In turn this reflects the lowest unemployment rate (4.8%) in nearly 24 years, and the unprecedented strength of the stock market which continues to set new record highs.

Interestingly, the environment described above has not yet led to a period of inflation. Inflation is at a 31-year low. Despite a tight labor market the employment cost index rose just 0.6% in the first quarter of 1997 and is up just 2.9% from one year ago. This is near the slowest compensation growth rate in 50 years. Similarly, the Consumer Price Index and the Producer Price Index rose just 2.5% and 0.1%, respectively, for the past 12 months.

Strong economic growth with no inflation is the best of both worlds. Although we may be on the threshold of a new paradigm regarding the level of non-inflationary growth, there are risks ahead that could trigger inflation. The FRB must keep a vigilant eye on aggregate consumer demand and the tight labor markets, which could lead to demand pull or cost push inflation. So far, the FRB seems committed to keeping the current economic expansion going, which is now in its seventh year, while maintaining a tough posture on inflation.

Portfolio Matters
For the quarter ended May 31, 1997, interest rates were relatively unchanged. All across the maturity curve, from one year to 30 years, interest rates moved incrementally higher by between 10 basis points (0.10%) and 15 basis points. The only part of the yield curve that saw a significant change was at the very short end. Three-month Treasury bill yields declined by 36 basis points for the May period, reflecting the fact that the FRB left short-term interest rates unchanged at its May meeting. Analysts expected that the FRB would tighten monetary policy by 25 basis points.

If inflation is held in check, current real interest rates (nominal interest rates adjusted for inflation) are very attractive on a historical basis. In addition, mortgage-backed securities (MBS) thrive in a low interest rate volatility environment. Prepayment concerns are reduced, and investors are willing to pay a higher price for MBS as the value of the inherent call option is diminished.

With attractive real interest rates, we extended the average life of the portfolio out to 6.5 years. This was accomplished by shifting into low-coupon, discount-priced MBS where the homeowner does not have a refinancing incentive. Also, the purchase of longer-term multi-family MBS added to the average life.

Our portfolio structure also reflects a bias toward high-quality, high-yielding MBS as 95% of the portfolio is in MBS with the remaining 5% split between Treasury notes and net short-term securities. Within the MBS allocation, 19% is invested in 15-year mortgages which will perform well should interest rate volatility increase. In addition, 13% is in multi-family securities that have prepayment protection through contractual restrictions on pre-payments such as lockouts and yield maintenance penalties. This provides the portfolio with some protection from unwanted prepayments should interest rates decline.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(Gregory Mark Maunz)
Gregory Mark Maunz
Vice President and Portfolio Manager


June 23, 1997



PERFORMANCE DATA

About Fund Performance


Investors are able to purchase shares of the Trust through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years.(There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results
                                                                                12 Month    3 Month
                                                 5/31/97   2/28/97   5/31/96    % Change    % Change
Class A Shares*                                   $9.53     $9.56     $9.41      +1.28%      -0.31%
Class B Shares*                                    9.53      9.56      9.40      +1.38       -0.31
Class C Shares*                                    9.53      9.56      9.40      +1.38       -0.31
Class D Shares*                                    9.53      9.56      9.40      +1.38       -0.31
Class A Shares--Total Return*                                                    +8.33(1)    +1.36(2)
Class B Shares--Total Return*                                                    +7.62(3)    +1.17(4)
Class C Shares--Total Return*                                                    +7.57(5)    +1.16(6)
Class D Shares--Total Return*                                                    +8.18(7)    +1.30(8)
Class A Shares--Standardized 30-day Yield          5.70%
Class B Shares--Standardized 30-day Yield          5.17%
Class C Shares--Standardized 30-day Yield          5.13%
Class D Shares--Standardized 30-day Yield          5.46%

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.642 per share ordinary income dividends.
(2)Percent change includes reinvestment of $0.160 per share ordinary income dividends.
(3)Percent change includes reinvestment of $0.569 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.142 per share ordinary income dividends.
(5)Percent change includes reinvestment of $0.565 per share ordinary income dividends.
(6)Percent change includes reinvestment of $0.141 per share ordinary income dividends.
(7)Percent change includes reinvestment of $0.618 per share ordinary income dividends.
(8)Percent change includes reinvestment of $0.154 per share ordinary income dividends.


PERFORMANCE DATA (continued)

Performance Summary--Class A Shares
                                     Net Asset Value     Capital Gains
Period Covered                    Beginning     Ending    Distributed  Dividends Paid*    % Change**
10/21/94--12/31/94                  $9.16       $9.08          --          $0.129          + 0.54%
1995                                 9.08        9.78          --           0.665          +15.46
1996                                 9.78        9.58          --           0.638          + 4.71
1/1/97--5/31/97                      9.58        9.53          --           0.258          + 2.30
                                                                           ------
                                                                     Total $1.690

                                                    Cumulative total return as of 5/31/97: +24.35%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Performance Summary--Class B Shares
                                     Net Asset Value     Capital Gains
Period Covered                    Beginning     Ending    Distributed  Dividends Paid*    % Change**
12/23/91--12/31/91                  $9.92       $9.94          --          $0.019          + 0.39%
1992                                 9.94        9.81          --           0.619          + 5.10
1993                                 9.81        9.98          --           0.481          + 6.73
1994                                 9.98        9.08          --           0.523          - 3.81
1995                                 9.08        9.77          --           0.592          +14.47
1996                                 9.77        9.58          --           0.565          + 4.02
1/1/97--5/31/97                      9.58        9.53          --           0.229          + 1.98
                                                                           ------
                                                                     Total $3.028

                                                    Cumulative total return as of 5/31/97: +31.52%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance Summary--Class C Shares
                                     Net Asset Value     Capital Gains
Period Covered                    Beginning     Ending    Distributed  Dividends Paid*    % Change**
10/21/94--12/31/94                  $9.16       $9.07          --          $0.115          + 0.28%
1995                                 9.07        9.77          --           0.586          +14.53
1996                                 9.77        9.58          --           0.560          + 3.97
1/1/97--5/31/97                      9.58        9.53          --           0.227          + 1.96
                                                                           ------
                                                                     Total $1.488

                                                    Cumulative total return as of 5/31/97: +21.74%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


PERFORMANCE DATA (concluded)

Performance Summary--Class D Shares
                                     Net Asset Value     Capital Gains
Period Covered                    Beginning     Ending    Distributed  Dividends Paid*    % Change**
9/28/84--12/31/84                   $9.38       $9.64        $0.022        $0.187          + 4.12%
1985                                 9.64        9.96         0.344         1.051          +19.93
1986                                 9.96        9.87         0.440         0.862          +13.36
1987                                 9.87        9.23         0.042         0.834          + 2.35
1988                                 9.23        9.07          --           0.849          + 7.67
1989                                 9.07        9.39          --           0.863          +13.64
1990                                 9.39        9.48          --           0.835          +10.43
1991                                 9.48        9.94          --           0.787          +13.75
1992                                 9.94        9.81          --           0.669          + 5.64
1993                                 9.81        9.98          --           0.532          + 7.27
1994                                 9.98        9.08          --           0.571          - 3.32
1995                                 9.08        9.77          --           0.641          +15.06
1996                                 9.77        9.58          --           0.614          + 4.56
1/1/97--5/31/97                      9.58        9.53          --           0.248          + 2.19
                                                             ------        ------
                                                       Total $0.848  Total $9.543

                                                   Cumulative total return as of 5/31/97: +199.94%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/97                         +5.06%         +0.86%
Inception (10/21/94)
through 3/31/97                            +8.22          +6.42

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 3/31/97                         +4.26%         +0.33%
Five Years Ended 3/31/97                   +5.26%         +5.26%
Inception (12/23/91)
through 3/31/97                            +4.86          +4.86

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 3/31/97                         +4.32%         +3.34%
Inception (10/21/94)
through 3/31/97                            +7.34          +7.34

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/97                         +4.80%         +0.61%
Five Years Ended 3/31/97                   +5.81          +4.95
Ten Years Ended 3/31/97                    +7.34          +6.91

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.

SCHEDULE OF INVESTMENTS


                                                                  Face     Interest            Maturity
Issue                                                            Amount      Rate               Date(s)              Value
US Government Obligations--1.78%

United States Treasury Notes                                 $ 30,000,000    6.50 %            10/15/2006        $ 29,634,300
                                                                5,000,000    6.625             5/15/2007            4,985,150

Total US Government Obligations (Cost--$34,912,500)                                                                34,619,450


US Government Agency Mortgage-Backed Obligations*--94.84%


Federal Home Loan Mortgage                                    100,000,000    6.775(7)          11/01/2003          99,281,250
Corporation--Multi-Family+++                                    9,815,999    7.225(2)          11/01/1997           9,786,858

Federal Home Loan Mortgage Corporation                                606   10.00              7/01/2019                  663
Participation Certificates                                     15,607,223   10.50         9/01/2000-9/01/2020      17,172,784
                                                                3,741,904   11.00         8/01/2010-9/01/2020       4,165,189
                                                                3,127,169   11.50        10/01/1998-6/01/2020       3,517,064
                                                                1,467,587   12.00         7/01/1999-6/01/2020       1,675,339
                                                                3,125,770   12.50        10/01/1999-7/01/2019       3,618,079
                                                                4,283,619   13.00         8/01/1999-2/01/2016       5,015,818

Federal Home Loan Mortgage Corporation                            392,525    6.00              4/01/2009              378,787
Participation Certificates--Gold Program                      147,026,906    6.50           15-Year TBA (8)       143,487,968
                                                               49,500,220    6.50(7)      9/01/2003-6/01/2004      48,738,362
                                                              123,225,731    7.00         8/01/2011-5/01/2012     122,573,004
                                                               22,900,872    7.00(2)           10/01/1999          23,051,560
                                                               34,313,974    7.50         5/01/2009-9/01/2026      34,696,773
                                                               66,143,833    8.00         1/01/2007-11/01/2025     67,618,967
                                                               12,421,866    8.50         1/01/2025-7/01/2025      12,864,333
                                                                5,406,562   10.50        10/01/2020-12/01/2020      5,950,571

Federal Home Loan Mortgage                   Trust 273          6,917,430    7.00(1)           7/01/2026            2,521,300
Corporation REMICs**                         Trust 134          2,092,309    9.00(1)           4/15/2022              585,177
                                             Trust 1220        10,492,418   10.00              2/15/2022           10,684,844

Federal National Mortgage Association                          66,918,199    6.50        12/01/2008-5/01/2026      63,535,410
Mortgage-Backed Securities                                    102,406,398    7.00         6/01/2007-12/01/2026    100,245,164
                                                              172,552,673    7.50         1/01/2025-1/01/2027     171,899,051
                                                               45,814,026    8.00         6/01/2006-1/01/2027      46,706,139
                                                               67,212,857    8.50         5/01/2010-11/01/2025     69,497,483
                                                               29,978,484    8.50(3)           7/15/2023           30,906,738
                                                               23,374,847    9.50              3/01/2020           25,069,523
                                                                   13,144   10.50              9/01/2000               14,081
                                                               35,498,299   11.00         2/01/2011-11/01/2020     39,758,085
                                                                   98,430   11.50         1/01/2015-6/01/2015         111,041
                                                                1,826,037   13.00         8/01/2010-6/01/2015       2,140,444

Federal National Mortgage Association        #0073894             996,228    6.525            12/01/2003              973,813
Mortgage-Backed Securities--                 #0073885             897,303    6.545             1/01/2007              865,337
Multi-Family+++                              #0073873             773,291    6.625             2/01/2007              749,851
                                             #0073221           1,478,506    6.715            10/01/2005            1,451,246
                                             #0375015          19,727,987    6.79              4/01/2004           19,573,863
                                             #0073915           1,548,205    6.87              1/01/2007            1,526,434
                                             #0073910          11,907,304    6.875             1/01/2007           11,550,085
                                             #0375043           3,597,570    6.895             4/01/2007            3,553,724
                                             #0375007          12,167,645    6.94              3/01/2007           12,038,364
                                             #0375012           3,297,797    6.95              4/01/2007            3,268,941
                                             #0073944          13,951,848    6.96              1/01/2007           13,825,410
                                             #0073952           2,837,517    6.96              2/01/2007            2,812,245


SCHEDULE OF INVESTMENTS (continued)
                                                                  Face     Interest            Maturity
Issue                                                            Amount      Rate               Date(s)              Value
US Government Agency Mortgage-Backed Obligations* (concluded)

Federal National Mortgage Association        #0073946        $  5,484,436    6.97    %         2/01/2007         $  5,438,161
Mortgage-Backed Securities--                 #0073969           8,148,059    7.05              2/01/2007            8,122,597
Multi-Family+++                              #0073962           4,720,721    7.085             2/01/2007            4,717,033
(concluded)                                  #0073967           4,590,791    7.105             3/01/2007            4,599,399
                                             #0073992           2,607,306    7.115             2/01/2007            2,613,825
                                             #0375069           1,098,858    7.122             3/01/2007            1,101,948
                                             #0073943           1,493,900    7.18              2/01/2019            1,469,624
                                             #0073608           4,872,874    7.49              8/01/2006            5,014,492
                                             #0375052           4,762,064    7.50              3/01/2007            4,741,230
                                             #0109076           2,205,076    7.59              8/01/2006            2,274,330

Federal National Mortgage Association        94-M1-IO          78,779,535    0.87(1)          10/25/2003            3,108,099
Mortgage-Backed Securities--                 94-M4-A           21,220,329    9.04907           8/25/2026           21,963,041
REMICs**--Multi-Family+++                    96-M3-AZ          10,500,000    7.41              3/25/2021           10,657,500

Federal National Mortgage Association        94-56-TB           5,239,230    6.50(1)           7/25/2022            1,947,929
REMICs**                                     93-123-S          15,529,411    7.73906++         7/25/2000           14,825,735

Government National Mortgage Association                       50,196,568    7.00         4/15/2023-12/15/2025     48,834,300
Mortgage-Backed Securities                                    231,189,706    7.50         1/15/2007-5/15/2026     230,496,561
                                                              176,902,291    8.00         5/15/2023-9/15/2026     180,084,006
                                                               52,857,044   10.00        12/15/2015-12/15/2021     57,779,470
                                                                  280,942   10.50         10/15/2014-4/15/2021        311,143
                                                                      860   11.00              1/15/2016                  969
                                                                    6,560   11.50              8/15/2013                7,474

Total US Government Agency Mortgage-Backed Obligations (Cost--$1,849,988,836)                                   1,849,566,028

Face Amount                                                          Issue

Repurchase Agreements***--1.80%
$  35,000,000                   Nikko Securities Co., purchased on 5/30/1997 to yield 5.58% to 6/02/1997           35,000,000

Total Repurchase Agreements (Cost--$35,000,000)                                                                    35,000,000


US Government & Agency Discount Obligations****--22.30%

 55,000,000                     Federal Home Loan Banks, 5.47% due 6/17/1997                                       54,874,646
 91,750,000                     Federal Home Loan Mortgage Corporation, 5.49% due 6/19/1997                        91,512,138
                                Federal National Mortgage Association:
200,000,000                       5.40% due 6/12/1997                                                             199,700,000
 89,000,000                       5.42% due 6/17/1997                                                              88,799,008

Total US Government & Agency Discount Obligations (Cost--$434,885,792)                                            434,885,792


SCHEDULE OF INVESTMENTS (concluded)
                   Nominal Value                                          Strike         Notification
                Covered by Options                                        Price              Date                    Value
Options Purchased--0.06%

Call Options       $144,470,488              Federal Home Loan Mortgage
Purchased                                    Corporation--Gold Program,
                                             15-year, 7%                    100             5/1997(4)          $    1,193,792
                     98,144,987              Government National Mortgage
                                             Association, 30-Year, 6%
                                             Adjustable Rate Mortgage(6)    100           9/20/2011(5)                 29,444

Total Options Purchased (Cost--$2,914,426)                                                                          1,223,236

Total Investments (Cost--$2,357,701,554)--120.78%                                                               2,355,294,506

Options Written--(0.01)%


Put Options          98,144,987              Government National Mortgage
Written                                      Association, 30-Year, 6%
                                             Adjustable Rate Mortgage(6)    100           9/20/2011(5)               (137,403)

Total Options Written (Premiums Received--$0)                                                                        (137,403)

Total Investments, Net of Options Written (Cost--$2,357,701,554)--120.77%                                       2,355,157,103
Liabilities in Excess of Other Assets--(20.77%)                                                                  (405,020,172)
                                                                                                               --------------
Net Assets--100.00%                                                                                            $1,950,136,931
                                                                                                               ==============

Net Asset         Class A--Based on net assets of $275,179,095 and 28,879,596 shares
Value:                     of beneficial interest outstanding                                                  $         9.53
                                                                                                               ==============
                  Class B--Based on net assets of $708,559,514 and 74,382,667 shares of
                           beneficial interest outstanding                                                     $         9.53
                                                                                                               ==============
                  Class C--Based on net assets of $28,841,425 and 3,027,805 shares of
                           beneficial interest outstanding                                                     $         9.53
                                                                                                               ==============
                  Class D--Based on net assets of $937,556,897 and 98,427,064 shares of
                           beneficial interest outstanding                                                     $         9.53
                                                                                                               ==============

 (1)Represents the interest only portion of a mortgage-backed obligation.
 (2)Represents balloon mortgages that amortize on a 30-year schedule and have 5-year maturities.
 (3)Federal Housing Administration/Veterans' Administration
    Mortgages packaged by the Federal National Mortgage Association.
 (4)The option is callable from this date.
 (5)Represents European style options which can be exercised only on the expiration date. These options, when combined,represent a standby purchase commitment whereby the Trust is obligated to purchase the outstanding principal amount of specific GNMA, 30-year, 6% Adjustable Rate Mortgage pools as of September 20, 2011. For this commitment, the Trust receives a net 0.12% per annum based on the nominal value covered by the options.
 (6)Adjustable Rate Security. The interest rate resets annually at the 1-year Constant Maturing Treasury rate plus 1.5%, subject to a 1% annual adjustment cap and an 11% life cap.
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 (7)Represents balloon mortgages that amortize on a 30-year schedule and have 7-year maturities.
 (8)Represents a "to-be-announced" (TBA) transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
  ++Adjustable Rate Security. The interest rate resets periodically and inversely. The interest rate shown is the rate in effect as of May 31, 1997.
 +++Underlying multi-family loans have prepayment protection by means of lockout periods and/or yield maintenance premiums. *Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
  **Real Estate Mortgage Investment Conduits (REMICs).
 ***Repurchase Agreements are fully collateralized by US Government &
    Agency Obligations.
****Certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Trust.
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